Note 12 - Income Taxes (Details) - Deferred Tax Assets and Liabilities (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax assets:
Allowance for loan and lease loss	$ 2,396	$ 2,645
Net unrealized loss on securities	1,152
Supplemental retirement plan	247	218
Investment security basis adjustment	66	66
Nonaccrual interest income	472	508
Deferred origination fees, net	171	189
OREO adjustments	107	116
Accrued compensation	197
Net operating losses		86
Other	19	47
Gross deferred tax assets	4,827	3,875
Deferred tax liabilities:
Premises and equipment	503	434
Net unrealized gain on securities		2,777
FHLB stock dividends	225	225
Intangibles	304	256
Other	107	2
Gross deferred tax liabilities	1,139	3,694
Net deferred tax assets	$ 3,688	$ 181